TURNER FUNDS
                        SUPPLEMENT DATED AUGUST 30, 2006
  TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2006 (THE "SAI")

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The information appearing under the heading "Portfolio Managers - Portfolio Managers' Ownership of Securities in the Funds" on pages 40-41 of the SAI is amended and restated as follows:

PORTFOLIO MANAGERS - PORTFOLIO MANAGERS' OWNERSHIP OF SECURITIES IN THE FUNDS

The table below provides beneficial ownership of shares of the portfolio managers of the Funds as of June 30, 2006. Please note that the table provides a dollar value of each portfolio manager's holdings in each Fund (none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000,
$500,001-$1,000,000, over $1,000,000).

------------------------------------- --------------------------------------- ----------------------------------------
Name of Fund                          Name of Portfolio Manager               Dollar Range of equity securities in
                                                                              the Fund beneficially owned by the
                                                                              Portfolio Manager
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Large Cap Growth Fund                 Robert E. Turner                        $0
                                      Mark Turner                             $0
                                      Robb J. Parlanti                        $0
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------

------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Core Growth Fund                      Robb J. Parlanti                        $50,001-$100,000
                                      Robert E. Turner                        None
                                      Mark Turner                             $500,001-$1,000,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------

------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Midcap Growth Fund                    Christopher K. McHugh                   $500,001-$1,000,000
                                      Bill McVail                             $50,001-$100,000
                                      Robert E. Turner                        Over $1,000,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------

------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Small Cap Growth Fund                 Bill McVail                             $50,001-$100,000
                                      Christopher K. McHugh                   $10,001-$50,000
                                      Frank L. Sustersic                      $0
                                      Jason D. Schrotberger                   $0
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------

------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Emerging Growth Fund (formerly,       Frank L. Sustersic                      $100,001-$500,000
Micro Cap Growth Fund)                Bill McVail                             $100,001-$500,000
                                      Heather F. McMeekin                     $1-$10,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------

------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Small Cap Equity Fund                 Tom DiBella                             $500,001-$1,000,000
                                      Kenneth Gainey                          $0
------------------------------------- --------------------------------------- ----------------------------------------
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------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Technology Fund                       Christopher K. McHugh                   $10,001-$50,000
                                      Robert E. Turner                        $500,001-$1,000,000
                                      Tara Hedlund                            $0
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------

------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Concentrated Growth Fund              Robert E. Turner                        Over $1,000,000
                                      Christopher K. McHugh                   $10,001-$50,000
                                      Bill McVail                             $50,001-$100,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------

------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
New Enterprise Fund                   Christopher K. McHugh                   $100,001-$500,000
                                      Jason Schrotberger                      $0
                                      Tara Hedlund                            $0
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------

------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Large Cap Value Fund                  David E. Kovacs                         $100,001-$500,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------

------------------------------------- --------------------------------------- ----------------------------------------

TUR-FS-025-01